Fair Value Measurement - Fair Value, Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Forward Purchase Agreement (Note 7)	$ 45,611
Total assets	45,611
Liabilities:
Public warrants (Note 15)	12,650
Exchangeable right liability (Note 16)	11,154	$ 0
Advanced Subscription Agreements (Note 12)		8,120
Derivative liability (Note 13)		39,780
Total	23,804	47,900
Level 1
Assets:
Forward Purchase Agreement (Note 7)	0
Total assets	0
Liabilities:
Public warrants (Note 15)	12,650
Exchangeable right liability (Note 16)	0
Advanced Subscription Agreements (Note 12)		0
Derivative liability (Note 13)		0
Total	12,650	0
Level 2
Assets:
Forward Purchase Agreement (Note 7)	0
Total assets	0
Liabilities:
Public warrants (Note 15)	0
Exchangeable right liability (Note 16)	0
Advanced Subscription Agreements (Note 12)		0
Derivative liability (Note 13)		0
Total	0	0
Level 3
Assets:
Forward Purchase Agreement (Note 7)	45,611
Total assets	45,611
Liabilities:
Public warrants (Note 15)	0
Exchangeable right liability (Note 16)	11,154
Advanced Subscription Agreements (Note 12)		8,120
Derivative liability (Note 13)		39,780
Total	$ 11,154	$ 47,900